Group information - Summary Of Associates (Detail)		12 Months Ended
	Jun. 21, 2018	Dec. 31, 2019	Dec. 31, 2018
Linked Gourmet Solucoes para Restaurantes S.A.[member]
Disclosure of associates [line items]
Country of incorporation of associate		Brazil	Brazil
Principal activities		Technology services	Technology services
Group's equity interest	27.06%	48.56%	27.06%
Collact Servios Digitais Ltda.[member]
Disclosure of associates [line items]
Country of incorporation of associate		Brazil	Brazil
Principal activities		Technology services	Technology services
Group's equity interest		25.00%
VHSYS Sistema de Gesto S.A.[member]
Disclosure of associates [line items]
Country of incorporation of associate		Brazil	Brazil
Principal activities		Technology services	Technology services
Group's equity interest		33.33%
Alpha-Logo Servios de Informtica S.A.[member]
Disclosure of associates [line items]
Country of incorporation of associate		Brazil	Brazil
Principal activities		Technology services	Technology services
Group's equity interest		25.00%
Trinks Servios de Internet S.A.[Member]
Disclosure of associates [line items]
Country of incorporation of associate		Brazil	Brazil
Principal activities		Technology services	Technology services
Group's equity interest		19.90%